SEMI-ANNUAL
--------------------------------------------------------------------------------
                                FINANCIAL REPORT
--------------------------------------------------------------------------------
                                STI CLASSIC FUNDS
--------------------------------------------------------------------------------
                            A Family of Mutual Funds
--------------------------------------------------------------------------------






             Classic Institutional Cash Management Money Market Fund


        Classic Institutional U.S. Treasury Securities Money Market Fund



                                November 30, 1998


                                STI Classic Funds

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998                                   Unaudited


Classic Institutional Cash Management Money Market Fund
-------------------------------------------------------------
                                     Face
                                  Amount(000)     Value (000)
-------------------------------------------------------------

Commercial Paper (28.9%)
Finance (20.3%)
   American Express
     4.950%, 12/18/98                $  2,800   $    2,793
   Banc One Funding
     5.150%, 12/08/98                   1,979        1,977
     5.130%, 01/28/99                   6,623        6,568
     5.280%, 01/28/99                   9,000        8,923
   Barclays U.S. Funding
     5.180%, 01/07/99                  15,000       14,920
   Chrysler Financial
     5.240%, 02/11/99                  10,000        9,895
   Dresdner U.S. Finance
     5.190%, 01/08/99                  10,000        9,945
   GMAC
     5.240%, 02/11/99                   8,500        8,411
   KFW International
     5.000%, 12/04/98                   1,100        1,100
     5.300%, 12/07/98                     600          599
     4.950%, 12/07/98                     500          500
     5.250%, 12/08/98                     300          300
   Marsh & Mclennan
     5.230%, 02/24/99                  15,000       14,815
     5.290%, 02/24/99                   2,700        2,666
   Metlife Funding
     4.950%, 12/03/98                     254          254
   Morgan Stanley Dean Witter
     5.200%, 01/21/99                  10,000        9,926
   Panasonic Finance
     5.330%, 01/21/99                     100           99
     5.380%, 01/21/99                  15,000       14,886
   Republic New York
     5.190%, 01/15/99                  10,000        9,935
   Royal Bank of Canada
     5.450%, 01/15/99                   1,000          993
                                                  --------
                                                   119,505
                                                  --------

-------------------------------------------------------------
                                     Face
                                  Amount(000)     Value (000)
-------------------------------------------------------------
Industrial (8.6%)
   Allied Signal
     5.550%, 01/21/99                 $14,050     $ 13,940
     5.550%, 01/25/99                   2,500        2,479
   Archer Daniels
     5.150%, 01/15/99                     470          467
   Eastman Kodak
     5.400%, 12/02/98                   2,600        2,600
   Heinz
     5.150%, 12/03/98                     535          535
   IBM
     5.500%, 12/04/98                     650          650
   Motorola
     4.950%, 12/08/98                     900          899
   JC Penney Funding
     5.250%, 12/18/98                     493          492
   RTZ America
     5.000%, 12/11/98                   1,230        1,228
     5.230%, 12/16/98                   5,200        5,189
     5.330%, 01/21/99                     100           99
     5.350%, 01/22/99                   4,800        4,763
   Sara Lee
     5.000%, 12/09/98                   5,000        4,994
   Smithkline Beecham
     5.000%, 12/02/98                     300          300
     4.950%, 12/11/98                  10,900       10,885
   Toys R Us
     5.250%, 12/10/98                     300          300
   Walt Disney
     5.550%, 12/04/98                     515          515
                                                  --------
                                                    50,335
                                                  --------
Utilities (0.0%)
   Bell Atlantic
     5.000%, 12/11/98                     100          100
                                                  --------
Total Commercial Paper
     (Cost $169,940)                               169,940
                                                  --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998


Classic Institutional Cash Management Money Market Fund--continued
------------------------------------------------------------
                                       Face
                                    Amount(000)   Value(000)
------------------------------------------------------------
Corporate Obligations (16.8%)
Finance (14.7%)
   Associates, MTN
     5.650%, 12/01/98                $  1,000     $  1,000
   Bankers Trust, New York (B) (C)
     5.379%, 02/19/99                   7,000        7,000
   British Telecom Finance
     9.375%, 02/15/99                   1,000        1,007
   Caterpillar Financial
     Services, MTN (C)
     5.160%, 05/09/99                   5,000        5,000
   Caterpillar Financial
     Services, MTN
     5.470%, 12/15/98                     750          750
     6.800%, 07/01/99                     250          253
   Dean Witter Discover
     5.030%, 03/02/99                   4,990        4,983
   Deutsche Bank, New York (C)
     5.120%, 04/14/99                   5,000        4,999
   FCC National Bank (A) (C)
     5.120%, 04/09/99                   5,000        4,999
   Ford Motor Credit
     8.000%, 01/15/99                   1,000        1,003
     6.375%, 09/15/99                     500          506
   General Motors Acceptance
     7.750%, 01/15/99                     500          501
   GMAC, MTN
     7.150%, 04/30/99                   1,000        1,005
   Household Finance (A)
     4.780%, 03/15/99                   3,000        2,992
   IBM Credit (A)
     5.450%, 09/15/99                  10,000       10,000
   International Lease Finance
     5.750%, 01/15/99                     752          752
     6.700%, 04/30/99                     300          302
   International Lease Finance, MTN
     5.960%, 07/07/99                     500          500

-------------------------------------------------------------
                                     Face
                                  Amount(000)     Value (000)
-------------------------------------------------------------
Finance--continuued
   Nationsbank
     8.500%, 03/01/99                $  1,000     $  1,006
   Nationsbank (A)
     5.190%, 08/06/99                  10,000       10,010
   PNC Bank (A)
     5.116%, 08/03/99                  10,000        9,996
   Salomon Smith Barney, MTN
     6.050%, 12/17/98                   2,000        2,001
   Transamerica Financial (A)
     5.450%, 10/22/99                  13,500       13,500
   Transamerica, MTN (C)
     5.427%, 02/18/99                   1,500        1,500
   Xerox Credit
     10.000%, 04/01/99                    780          790
                                                  --------
                                                    86,355
                                                  --------
Industrial (0.4%)
   Fortune Brands
     7.500%, 05/15/99                   1,025        1,032
   IBM, MTN
     6.150%, 12/11/98                   1,000        1,000
                                                  --------
                                                     2,032
                                                  --------
Utilities (1.7%)
   Alabama Power
     7.000%, 01/01/03                   4,500        4,544
   GTE Northwest
     6.125%, 02/15/99                     650          650
   Hydro-Quebec Yankee, MTN
     7.430%, 12/14/98                   1,000        1,001
     7.740%, 03/03/99                   1,000        1,005
   Pacific Gas & Electric
     5.750%, 12/01/98                   1,000        1,000
   Southern California Edison
     7.500%, 04/15/99                     505          508
   Virginia Electric & Power
     8.875%, 06/01/99                     450          457

--------------------------------------------------------------------------------
                                                                       Unaudited


-------------------------------------------------------------
                                       Face
                                    Amount(000)   Value(000)
-------------------------------------------------------------
Utilities--continued
   Virginia Electric & Power, MTN
     9.650%, 01/25/99                  $  990     $    995
                                                  --------
                                                    10,160
                                                  --------
Total Corporate Obligations
     (Cost $98,547)                                 98,547
                                                  --------
Certificates of Deposit (9.0%)
   Bayerische Landesbank,
     New York (C)
     5.108%, 04/21/99                  10,000        9,998
   Commerzbank (C)
     5.130%, 04/14/99                  10,000        9,999
   Deutsche Bank, New York
     5.640%, 03/23/99                   4,000        3,999
   Rabobank
     5.750%, 04/27/99                   8,000        7,998
   Societe Generale, New York
     5.580%, 02/10/99                   2,000        2,000
     5.800%, 04/28/99                   9,000        8,996
   SBC Warburg, New York
     5.650%, 03/24/99                   5,000        4,999
     5.810%, 04/29/99                   5,000        4,999
                                                  --------
Total Certificates of Deposit
     (Cost $52,988)                                 52,988
                                                  --------
Asset-Backed Securities (10.6%)
   Americredit Auto Recievables
     Trust, Ser 1998-B Cl A1
     5.629%, 06/12/99                   1,441        1,441
     5.638%, 09/12/99                   2,886        2,886
     5.199%, 11/12/99                   8,000        8,000
   Arcadia Auto Receivables
     Trust, Ser 1998-B Cl A1
     5.470%, 02/16/99                  13,197       13,197
     5.628%, 07/15/99                   1,562        1,562

-------------------------------------------------------------
                                     Face
                                  Amount(000)     Value (000)
-------------------------------------------------------------
Asset-Backed Securities--continuued
   Case Equipment Loan Trust,
     Ser 1998-C Cl A1
     5.420%, 12/15/99                 $10,400     $ 10,400
   Chase Manhattan Auto Owner
     Trust, Ser 1999-B Cl A1
     5.578%, 05/10/99                     778          778
   Compass Auto Receivables Trust,
     Ser 1998-A Cl A1
     5.659%, 07/15/99                   1,583        1,583
   First Security Auto Owner Trust,
     Ser 1998-1 Cl A1
     5.248%, 11/15/99                   2,344        2,344
   Ford Credit Auto Owner Trust,
     Ser 1998-B Cl A1
     5.615%, 05/15/99                     228          228
   Household Automobile
     Revolving Trust, Ser 1998-1,
     Cl A1
     5.330%, 12/17/99                  18,000       18,000
   Union Acceptance,
     Ser 1998-C, Cl A1
     5.527%, 10/08/99                   1,685        1,685
                                                  --------
Total Asset-Backed Securities
     (Cost $62,104)                                 62,104
                                                  --------
Bank Notes (8.2%)
   American Express Centurion (A)
     5.223%, 08/09/99                   5,000        5,000
   American Express Centurion (C)
     5.169%, 03/24/99                   5,000        5,000
   First National Bank, Chicago (C)
     5.110%, 04/19/99                  10,000        9,998
   Key Bank NA (A)
     5.160%, 05/05/99                  18,000       17,997
   Northern Trust (C)
     5.120%, 04/09/99                  10,000        9,999
                                                  --------
Total Bank Notes
     (Cost $47,994)                                 47,994
                                                  --------

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998


Classic Institutional Cash Management Money Market Fund--concluded
-------------------------------------------------------------
                                       Face
                                    Amount(000)   Value(000)
-------------------------------------------------------------
U.S. Government Agency Obligations (4.9%)
   Federal Farm Credit, MTN (C)
     4.540%, 03/02/99                $ 10,000    $   9,999
   FHLB (A)
     5.030%, 04/09/99                   1,000        1,000
   FHLMC REMIC, Ser 1314-JB
     7.500%, 02/15/06                     789          789
   FNMA
     7.050%, 12/10/98                     110          110
   SLMA, MTN (C)
     5.000%, 04/01/99                   5,000        4,999
   SLMA (A)
     4.780%, 08/02/99                  12,000       11,975
                                                  --------
Total U.S. Government Agency
     Obligations
     (Cost $28,762)                                 28,872
                                                  --------
Foreign Government Agency
   Obligation (0.4%)
   Province of Quebec
     9.375%, 04/01/99                   2,200        2,228
                                                  --------
Total Foreign Government Agency
     Obligation
     (Cost $2,228)                                   2,228
                                                  --------
Repurchase Agreements (24.2%)
   Barclays
     5.390%, dated 11/30/98, matures
     12/01/98, repurchase price
     $68,701,936 (collateralized by
     FHLB obligations: total market
     value $70,065,881) (D)            68,692       68,692
   Deutsche Bank
     5.390%, dated 11/30/98, matures
     12/01/98 repurchase price
     $21,160,295 (collateralized by
     FHLMC obligations: total
     market value $21,580,434) (D)     21,157       21,157

-------------------------------------------------------------
                                     Face
                                  Amount(000)     Value (000)
-------------------------------------------------------------
Repurchase Agreements--continued
   Merrill Lynch
     5.390%, dated 11/30/98, matures
     12/01/98, repurchase price
     $29,940,674 (collateralized
     by FHLB and FNMA
     obligations: total market
     value $30,536,475) (D)           $29,936     $ 29,936
   Morgan Stanley
     5.390%, dated 11/30/98, matures
     12/01/98, repurchase price
     $5,000,749 (collateralized by
     FNMA obligation: total market
     value $5,673,424) (D)              5,000        5,000
   Salomon Brothers
     5.390%, dated 11/30/98, matures
     12/01/98, repurchase price
     $17,458,044 (collateralized by
     various FHLMC and FNMA
     obligations: total market
     value $17,907,861) (D)            17,455       17,455
                                                  --------
Total Repurchase Agreements
     (Cost $142,240)                               142,240
                                                  --------
Total Investments (103.0%)
   (Cost $604,913)                                 604,913
                                                  --------
Other Assets and Liabilities, Net (-3.0%)          (17,463)
                                                  --------
Net Assets:
Fund shares of the Institutional Class
  (unlimited authorization -- no par value)
  based on 587,451,388 outstanding shares
  of beneficial interest                           587,451
Overdistributed Net Investment Income                   (1)
                                                  --------
Total Net Assets 100.0%                           $587,450
                                                  ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                $   1.00
                                                  ========

    The accompanying notes are an integral part of the financial statements.
             For descriptions of abbreviations, please see page 6.

--------------------------------------------------------------------------------
                                                                       Unaudited

Classic Institutional U.S. Treasury Securities Money Market Fund
-------------------------------------------------------------
                                       Face
                                    Amount(000)   Value(000)
-------------------------------------------------------------
U.S. Treasury Obligation (4.8%)
   U.S. Treasury Note
     6.375%, 05/15/99                 $10,000     $ 10,031
                                                  --------
Total U.S. Treasury Obligation
     (Cost $10,031)                                 10,031
                                                  --------
Cash Equivalent (3.8%)
   AIM Management Institutional
     Treasury Portfolio (C)             8,000        8,000
                                                  --------
Total Cash Equivalent
     (Cost $8,000)                                   8,000
                                                  --------
Repurchase Agreements (68.1%)
   Barclays
     5.250%, dated 11/30/98, matures
     12/01/98, repurchase price
     $9,009,218 (collateralized by
     U.S. Treasury Note: market
     value $9,188,389) (D)              9,008        9,008
   Duetsche Bank,
     5.250%, dated 11/30/98, matures
     12/01/98, repurchase price
     $8,322,400 (collateralized by
     U.S. Treasury Note: market
     value $8,488,193) (D)              8,321        8,321
   Greenwich
     5.250%, dated 11/30/98, matures
     12/01/98, repurchase price
     $8,887,963 (collateralized by
     U.S. Treasury STRIPS: market
     value $9,065,706) (D)              8,887        8,887
   Merrill Lynch
     5.250%, dated 11/30/98, matures
     12/01/98, repurchase price
     $9,854,790 (collateralized by
     U.S. Treasury STRIPS:  market
     value $10,051,323) (D)             9,853        9,853

-------------------------------------------------------------
                                     Face
                                  Amount(000)     Value (000)
-------------------------------------------------------------
Morgan Stanley
     5.250%, dated 11/30/98, matures
     12/01/98, repurchase price
     $9,832,471 (collateralized
     by various U.S. Treasury
     obligations: total market
     value $10,051,963) (D)          $  9,831     $  9,831
   Salomon Brothers
     5.250%, dated 11/30/98, matures
     12/01/98, repurchase price
     $47,878,234 (collateralized by
     U.S. Treasury Note: market
     value $48,833,273) (D)            47,871       47,871
   SBC Warburg
     5.250%, dated 11/30/98, matures
     12/01/98, repurchase price
     $49,031,289 (collateralized by
     various U.S. Treasury
     obligations: total market
     value $50,008,204) (D)            49,024       49,024
                                                  --------
Total Repurchase Agreements
     (Cost $142,795)                               142,795
                                                  --------
Total Investments (76.7% of Net Assets)
     (Cost $160,826)                               160,826
                                                  --------


    The accompanying notes are an integral part of the financial statements.
             For descriptions of abbreviations, please see page 6.

-------------------------------------------------------------------------------

                        Key to Abbreviations used in the
                 Statement of Net Assets/Schedule of Investments


Cl          Class
FHLB        Federal Home Loan Bank
FHLMC       Federal Home Loan Mortgage Corporation
FNMA        Federal National Mortgage Association
MTN         Medium Term Note
REMIC       Real Estate Mortgage Investment Conduit
Ser         Series
SLMA        Student Loan Marketing Association
STRIPS      Separately Traded Registered Interest and
            Principal Security
(A)         Private Placement Security
(B)         Securities are held in connection with a letter
            of credit issued by a major bank.
(C)         Variable rate security. The rate reported on the
            Statement of Net Assets is the rate in effect on November 30, 1998.
(D)         Tri-Party Repurchase Agreement












    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)
--------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FUNDS November 30, 1998                                                                              Unaudited

                                                                                                    Classic Institutional
                                                                                                  U.S. Treasury Securities
                                                                                                        Money Market
                                                                                                            Fund
                                                                                                  ------------------------
Assets:
   Investments at market value (Cost $160,826) ..................................................          $160,826
   Accrued income ...............................................................................               819
   Receivables for investment securities sold ...................................................            49,685
   Other assets .................................................................................                13
                                                                                                           --------
   Total Assets..................................................................................           211,343
                                                                                                           --------
Liabilities:
   Accrued expenses .............................................................................               (11)
   Distribution payable .........................................................................              (801)
   Other liabilities ............................................................................              (784)
                                                                                                           --------
   Total Liabilities ............................................................................            (1,596)
                                                                                                           --------
Net Assets:
   Fund Shares of the Institutional Class (unlimited authorization -- no par value)
     based on 209,739,934 outstanding shares of beneficial interest .............................           209,740
   Accumulated net realized gain on investments .................................................                 7
                                                                                                           --------
   Total Net Assets .............................................................................          $209,747
                                                                                                           ========
   Net Asset Value, Offering and Redemption Price Per Share -- Institutional Shares ..............         $   1.00
                                                                                                           ========

STATEMENT OF OPERATIONS (000)
------------------------------------------------------------------------------------------------------------
STI CLASSIC FUNDS For The Period Ended November 30, 1998                                           Unaudited

                                                                             Classic            Classic
                                                                          Institutional      Institutional
                                                                         Cash Management     U.S. Treasury
                                                                          Money Market      Securities Money
                                                                              Fund            Market Fund
                                                                         ---------------    ----------------
                                                                            06/01/98-          06/01/98-
                                                                            11/30/98           11/30/98
                                                                           ----------          ---------
Income:
   Interest Income ......................................................    $13,913            $5,410
                                                                             -------            ------
Expenses:
   Investment Advisory Fees .............................................        504               203
   Investment Advisory Fees Waived ......................................       (217)             (105)
   Administrator Fees ...................................................        198                80
   Administrator Fees Waived ............................................        (50)              (20)
   Transfer Agent Fees ..................................................         13                 7
   Transfer Agent Out of Pocket .........................................         20                 6
   Printing Fees ........................................................         11                 8
   Custody Fees .........................................................         11                 6
   Professional Fees ....................................................         13                 1
   Trustee Fees .........................................................         --                --
   Registration Fees ....................................................          3                 8
   Insurance and Other Fees .............................................         --                11
   Amortization of Deferred Organizational Costs ........................         (2)               (2)
                                                                             -------            ------
     Total Expenses .....................................................        504               203
                                                                             -------            ------
     Net Investment Income ..............................................     13,409             5,207
                                                                             -------            ------
     Net Realized Gain on Securities Sold ...............................         --                 4
                                                                             -------            ------
Increase in Net Assets Resulting from Operations ........................    $13,409            $5,211
                                                                             =======            ======

Amounts designated as "--" are either $0 or round to $0.








    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
-----------------------------------------------------------------------------------------------------------------------
STI CLASSIC FUNDS For The Period Ended November 30, 1998                                                      Unaudited


                                                                               Classic                   Classic
                                                                            Institutional             Institutional
                                                                           Cash Management            U.S. Treasury
                                                                            Money Market            Securities Money
                                                                                Fund                   Market Fund
                                                                       -----------------------    ---------------------
                                                                        06/01/98-   06/01/97-     06/01/98-   06/01/97-
                                                                        11/30/98    05/31/98      11/30/98    05/31/98
                                                                        ---------   ---------     ---------   ---------
Operations:
  Net Investment Income ............................................   $  13,409   $  16,700      $   5,207    $  5,596
  Net Realized Gain on Investments .................................          --          --              4           4
                                                                       ---------   ---------      ---------    --------
    Increase in Net Assets Resulting from Operations ...............      13,409      16,700          5,211       5,600
                                                                       ---------   ---------      ---------    --------
Distributions to Shareholders:
  Net Investment Income ............................................     (13,410)    (16,700)        (5,207)     (5,596)
                                                                       ---------   ---------      ---------    --------
     Total Distributions ...........................................     (13,410)    (16,700)        (5,207)     (5,596)
                                                                       ---------   ---------      ---------    --------
Share Transactions:
    Proceeds from Shares Issued ....................................   1,084,627   1,549,940        565,486     991,131
    Reinvestments of Cash Distributions ............................      11,720      11,287          3,716       4,231
    Cost of Shares Redeemed ........................................    (883,698) (1,582,098)      (499,793)   (875,270)
                                                                       ---------   ---------      ---------    --------

      Increase (Decrease) in Net Assets from Share Transactions ....     212,649     (20,871)        69,409     120,092
                                                                       ---------   ---------      ---------    --------

       Total Increase (Decrease) in Net Assets .....................     212,648     (20,871)        69,413     120,096
                                                                       ---------   ---------      ---------    --------

Net Assets:
  Beginning of Period ..............................................     374,802     395,673        140,334      20,238
                                                                       ---------   ---------      ---------    --------

  End of Period ....................................................   $ 587,450   $ 374,802      $ 209,747   $ 140,334
                                                                       =========   =========      =========   =========
Shares Issued and Redeemed:
    Shares Issued ..................................................   1,084,627   1,549,940        565,486     991,131
    Shares Issued in Lieu of Cash Distributions ....................      11,720      11,287          3,716       4,231
    Shares Redeemed ................................................    (883,698) (1,582,098)      (499,793)   (875,270)
                                                                       ---------   ---------      ---------    --------
  Net Share Transactions ...........................................     212,649     (20,871)        69,409     120,092
                                                                       =========   =========      =========    ========

Amounts designated as "--" are either $0 or round to $0.







    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
STI CLASSIC FUNDS For the Period Ended November 30 and the Years Ended May 31. For a Share Outstanding Throughout the Period


                                                      Net        Net Realized
                             Net Asset Value      Investment    Gains (Losses)     Distributions from       Distributions from
                           Beginning of Period      Income      on Investments    Net Investment Income   Realized Capital Gains
                           -------------------    ----------    --------------    ---------------------   ----------------------
Classic Institutional Cash Management Money Market Fund
Institutional Shares
           1998**                  $1.00            $ 0.03         $  --                  $(0.03)                $ --
           1998                     1.00              0.05            --                   (0.05)                  --
           1997(A)                  1.00              0.02            --                   (0.02)                  --

Classic Institutional U.S. Treasury Securities Money Market Fund
Institutional Shares
           1998**                  $1.00            $ 0.03         $  --                  $(0.03)                $ --
           1998                     1.00              0.05            --                   (0.05)                  --
           1997(A)                  1.00              0.02            --                   (0.02)                  --


(A) Commenced operations on December 12, 1996.
  * Total return is for the period indicated and has not been annualized. ** For the six month period ended November 30, 1998. All ratios have been annualized.












    The accompanying notes are an integral part of the financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          Unaudited

                      Net Assets                  Net Assets         Ratio of
                       Value End    Total           End of          Expenses to
                       of Period   Return        Period (000)    Average Net Assets
                       ---------   ------        ------------    ------------------
           1998**        $1.00        2.07%*       $  587,450            0.20%
           1998           1.00        5.63            374,802            0.16
           1997(A)        1.00        2.51*           395,673            0.06


           1998**        $1.00        2.61%*       $  209,747            0.20%
           1998           1.00        5.50            140,334            0.18
           1997(A)        1.00        2.46*            20,238            0.09


                                                                      Ratio of
                                               Ratio of           Net Investment
                           Ratio of           Expenses to            Income to
                        Net Investment     Average Net Assets    Average Net Assets
                          Income to        (Excluding Waivers    (Excluding Waivers
                      Average Net Assets   and Reimbursements)   and Reimbursements)
                     ------------------   ------------------    ------------------
           1998**           5.32%                0.31%                5.21%
           1998             5.49                 0.30                 5.35
           1997(A)          5.49                 0.52                 5.03


           1998**           5.13%                0.32%                5.01%
           1998             5.34                 0.38                 5.14
           1997(A)          5.27                 0.51                 4.85







    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998



1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with twenty-three portfolios: the Balanced Fund, the Capital Growth Fund, the Emerging Markets Equity Fund, the International Equity Fund, the International Equity Index Fund, the Mid-Cap Equity Fund, the Small Cap Equity Fund, the Small Cap Growth Stock Fund, the Sunbelt Equity Fund, the Value Income Stock Fund, the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the Investment Grade Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Limited-Term Federal Mortgage Securities Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, and the U.S. Government Securities Fund, (collectively the "Non-Dollar Funds"), the Prime Quality Money Market Fund, the Tax-Exempt Money Market Fund, the U.S. Government Securities Money Market Fund, the Classic Institutional Cash Management Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Money Market Funds"). The assets of each portfolio are segregated, and a shareholder's interest is limited to the Fund in which shares are held. Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The financial statements of the Classic Institutional Cash Management Money Market Fund and the Classic Institutional U.S. Treasury Securities Fund (collectively the "Funds") are included herein. The financial statements of the remaining Funds are presented separately.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the
Trust:

     Security Valuation -- Investment securities held by the Funds are stated at amortized cost, which approximates market value.

     Federal Income Taxes -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     Security Transactions and Investment Income -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized ratably to maturity and are included in interest income.

     Repurchase Agreements -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

--------------------------------------------------------------------------------
                                                                       Unaudited



     Net Asset Value Per Share -- The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

     Other -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

Distributions from net investment income of each of the Funds are declared on each business day and paid to shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

3. Organization Costs and Transactions with Affiliates:

The Trust incurred organization costs of approximately $808,836 including approximately $395,594 relating to state registration fees. These costs have been deferred in the accounts of the Funds and are being amortized on a straight line basis over a period of sixty months commencing with operations with the exception of state registration fees, which are being amortized over a period of twelve months. The costs include legal fees of approximately $60,383 for organizational work performed by a law firm of which two officers of the Trust are partners. On March 18, 1992, the Trust sold initial shares of beneficial interest to SEI Investments Mutual Fund Services, (the "Administrator"). In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

In April 1998, the AICPA issued Statement of Position (SOP) No. 98-5, "Reporting on the Costs of Start-Up Activities." This SOP provides guidance on the financial reporting of start-up costs and organization costs and requires costs of start-up activities and organization costs to be expensed as incurred. Investment companies that began operations prior to June 30, 1998 can adopt the SOP prospectively. Therefore, previously capitalized organization costs will continue to be amortized as discussed above. Any future start-up or organization costs will be expensed as incurred.

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. Administration and Transfer Agency Servicing Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and

NOTES TO FINANCIAL STATEMENTS  (concluded)
-------------------------------------------------------------------------------
STI CLASSIC FUNDS  November 30, 1998                                  Unaudited

STI Classic Variable Annuity Trust) of: .12% up to $1 billion, .09% on the next $4 billion, .07% on the next $3 billion, .065% on the next $2 billion and .06% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

5. Investment Advisory and Custodian Agreements:

The Trust and Trusco Capital Management, Inc. (the "Investment Advisor") have entered into an advisory agreement dated July 15, 1993.

Under terms of the respective agreements, the Funds are charged the following annual fees based upon average daily net assets:


                        Maximum     Institutional
                        Annual         Share
                       Advisory       Maximum
                          Fee         Expense
                       --------     -----------
Classic Institutional
   Cash Management
   Money Market Fund     .20%          .20%
Classic Institutional
   U.S. Treasury
   Money Market Fund     .20%          .20%

The Investment Advisor and the Administrator have voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses to an amount as outlined in the table above. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SunTrust Bank, Atlanta, formerly Trust Company Bank, acts as custodian for the Funds. Fees of the Custodian are paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

6. Concentration of Credit Risk:

The Classic Institutional Cash Management Money Market Fund invests in high quality money market instruments issued by corporations and the U.S. Government and rated by one or more nationally recognized statistical rating organizations, or, if not rated determined by the Investment Advisor to be of comparable quality. The Classic U.S. Treasury Securities Money Market Fund invests in U.S. Treasury Obligations, which are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S. Treasury securities.

7. Subsequent Event:

On July 20, 1998 it was announced that Crestar Financial Corporation ("Crestar"), the parent of Crestar Bank, and SunTrust Banks, Inc. ("SunTrust") had signed a definitive agreement for the acquisition of Crestar by SunTrust. The acquisition of Crestar by SunTrust was completed on December 31, 1998. It is currently the intention of Crestar and SunTrust to file an exemptive application with the Securities and Exchange Commission to permit the combination of certain of the CrestFunds with certain of the STI Classic Funds (mutual funds that are served by investment advisers that are subsidiaries of SunTrust). Any combination of CrestFunds and STI Classic Funds would require the approval of the board of directors and the shareholders of the CrestFunds.

                                      NOTES

                                      NOTES

                               INVESTMENT ADVISOR
                         Trusco Capital Management, Inc.

                     STI Classic Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by affiliates of SunTrust Banks, Inc.


                                   DISTRIBUTOR
                        SEI Investments Distribution Co.

                  This information must be preceded or accompanied by
                    a current prospectus for each Fund described.